Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income for the period	$ 11,889	$ 7,792
Adjustments for:
Depreciation of property and equipment	1,211	981
Amortization of right-of-use assets	1,164
Amortization of intangible assets	2,293	2,383
Unrealized foreign exchange loss (gain)	394	(960)
Equity-settled share-based payment transactions	5,172	4,381
Finance costs	211
Deferred income tax expense	969	279
Loss (gain) on derivative contracts designated as cash flow hedges	1,106	(1,387)
Changes in cash held in trust and restricted cash balance	(2,034)
Changes in non-cash balances related to operations	2,200	6,552
Interest paid	(211)
Net cash provided by operating activities	24,364	20,021
Cash flows from investing activities
Acquisition of property and equipment	(1,231)	(1,204)
Additions to intangible assets	(1,147)	(1,070)
Net cash used in investing activities	(2,378)	(2,274)
Cash flows from financing activities
Payment of lease liabilities	(1,229)
Proceeds from exercise of share options	21	351
Shares repurchased and cancelled	(10,258)	(7,657)
Purchase of share capital held in trust	(6,350)	(3,062)
Taxes paid on net settlement of RSUs	(3,122)	(2,722)
Net cash used in financing activities	(20,938)	(13,090)
Effect of exchange rate fluctuations on cash held	(214)	960
Net increase in cash and cash equivalents	834	5,617
Cash and cash equivalents at beginning of the period	69,131	63,514
Cash and cash equivalents at end of the period	69,965	69,131
Interest Received	930	595
Taxes Received		110
Taxes Paid	$ (1,601)	$ (2,838)